SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Adjustments to leases	$ 1,113,000	$ 491,000
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 5,000